Loss from operations (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Impairment of intangible assets							£ 12,369
Impairment of financial asset			207
Provision against future loss on loan agreement			207
Fee and commission income (expense)			106		88		87
Fees payable to the Company's subsidiary auditors for the audits of the susidiary accounts			44		44		43
Other services			70				7
Fee and commission income expense 2							15
Fee payable other services 1			67		41		171
Foreign exchange loss			9		12		96
Profit/(Loss) on disposal of property, plant and equipment			14		(42)		(226)
Equity settled share-based payment*	£ 15	£ 100	123	[1]	89	[1]	(404)	[1]
Research and Development [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment			162		198		1,064
Depreciation of right of use asset			151		165		110
Amortisation of intangible assets software			3				8
Administrative Costs [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment			12		15		25
Depreciation of right of use asset			15		25		8
Amortisation of intangible assets software							£ 2

[1]	credit recognised in 2020 due to employees leaving the company and the subsequent reversal of the cumulative share based payment charge relating to share options under the 2014 Biodexa Pharmaceuticals plc Enterprise Management Incentive Scheme.